Leases - Summary of Lease Cost (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Lease, Cost [Abstract]
Operating lease cost	¥ 817,017	$ 111,931	¥ 887,006	¥ 1,040,862
Short-term lease cost	9,384	1,286	8,285	11,219
Variable lease cost	0	0	7,073	14,896
Total	826,401	113,217	902,364	1,066,977
Cash paid for operating leases	827,128	113,316	904,637	1,046,689
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 600,265	$ 82,236	¥ 537,700	¥ 393,755